Quarterly Holdings Report
for
Fidelity Freedom® 2010 Fund
June 30, 2026
F10-NPRT1-0826
1.818356.121
Bond Funds - 57.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	55,085,998	550,859,980
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	4,806,088	36,814,633
Fidelity Series Emerging Markets Debt Fund (b)	1,827,411	15,843,649
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	415,737	4,011,859
Fidelity Series Floating Rate High Income Fund (b)	232,291	2,013,962
Fidelity Series High Income Fund (b)	1,765,259	15,781,418
Fidelity Series International Credit Fund (b)	483,950	4,118,416
Fidelity Series International Developed Markets Bond Index Fund (b)	16,307,151	139,263,066
Fidelity Series Investment Grade Bond Fund (b)	88,821,499	894,432,490
Fidelity Series Long-Term Treasury Bond Index Fund (b)	11,020,380	58,738,624
Fidelity Series Real Estate Income Fund (b)	273,759	2,770,439
TOTAL BOND FUNDS (Cost $1,849,077,583)		1,724,648,536

Domestic Equity Funds - 19.5%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	1,378,170	20,879,281
Fidelity Series Blue Chip Growth Fund (b)	2,074,377	56,506,032
Fidelity Series Commodity Strategy Fund (b)	470,830	50,477,688
Fidelity Series Growth Company Fund (b)	2,995,523	101,308,595
Fidelity Series Intrinsic Opportunities Fund (b)	1,014,715	12,278,052
Fidelity Series Large Cap Stock Fund (b)	3,377,526	99,704,567
Fidelity Series Large Cap Value Index Fund (b)	1,388,692	29,412,497
Fidelity Series Opportunistic Insights Fund (b)	2,108,981	60,000,497
Fidelity Series Small Cap Core Fund (b)	213,822	3,472,461
Fidelity Series Small Cap Discovery Fund (b)	610,220	8,030,495
Fidelity Series Small Cap Opportunities Fund (b)	910,515	18,401,499
Fidelity Series Stock Selector Large Cap Value Fund (b)	4,226,472	65,383,520
Fidelity Series Value Discovery Fund (b)	3,191,361	59,550,788
TOTAL DOMESTIC EQUITY FUNDS (Cost $298,043,809)		585,405,972

International Equity Funds - 16.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,712,855	56,752,921
Fidelity Series Emerging Markets Fund (b)	2,474,389	37,759,176
Fidelity Series Emerging Markets Opportunities Fund (b)	4,749,731	152,656,353
Fidelity Series International Growth Fund (b)	3,661,711	78,983,107
Fidelity Series International Small Cap Fund (b)	1,268,668	23,990,521
Fidelity Series International Value Fund (b)	4,604,502	77,079,357
Fidelity Series Overseas Fund (b)	4,802,687	77,755,495
Fidelity Series Select International Small Cap Fund (b)	155,734	2,409,205
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $274,569,402)		507,386,135

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $36,461,623)	3,671,447	36,604,325

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	1,190,000	1,189,881
US Treasury Bills 0% 7/23/2026 (d)	3.63	4,490,000	4,480,154
US Treasury Bills 0% 7/30/2026 (d)	3.62	2,290,000	2,283,368
US Treasury Bills 0% 7/9/2026 (d)	3.63	40,000	39,968
US Treasury Bills 0% 8/6/2026 (d)	3.63	20,000	19,928
US Treasury Bills 0% 9/17/2026 (d)	3.70	50,000	49,605
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,062,897)			8,062,904

Money Market Funds - 4.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	3,570,018	3,570,732
Fidelity Series Government Money Market Fund (b)(f)	3.73	131,700,692	131,700,692
TOTAL MONEY MARKET FUNDS (Cost $135,271,424)			135,271,424

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,601,486,738)	2,997,379,296
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,082,592)
NET ASSETS - 100.0%	2,995,296,704

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,286	9/2026	144,393,688	1,191,594
CBOT US Treasury Long Bond Contracts (United States)	131	9/2026	14,811,188	355,902
ICE MSCI EAFE Index Contracts (United States)	66	9/2026	10,379,490	(17,121)
TOTAL LONG				1,530,375
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(83)	9/2026	(12,639,240)	(401,480)
CME E-Mini S&P 500 Index Contracts (United States)	(143)	9/2026	(53,969,988)	(640,809)
TOTAL SHORT				(1,042,289)
TOTAL FUTURES CONTRACTS				488,086

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,062,904.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,041,756	16,044,252	19,515,217	24,667	(59)	-	3,570,732	3,570,018	0.0%
Total	7,041,756	16,044,252	19,515,217	24,667	(59)	-	3,570,732

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	523,267,066	44,309,001	19,777,260	315,855	61,521	2,999,652	550,859,980	55,085,998
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	40,145,133	161,369	3,915,995	21,185	(544,557)	968,683	36,814,633	4,806,088
Fidelity Series All-Sector Equity Fund	18,250,674	457,012	1,068,991	-	85,059	3,155,527	20,879,281	1,378,170
Fidelity Series Blue Chip Growth Fund	51,132,493	1,604,129	9,579,441	-	2,185,533	11,163,318	56,506,032	2,074,377
Fidelity Series Canada Fund	54,887,938	2,593,939	2,189,875	-	166,614	1,294,305	56,752,921	2,712,855
Fidelity Series Commodity Strategy Fund	49,027,289	14,938,290	11,032,365	-	(295,977)	(2,159,549)	50,477,688	470,830
Fidelity Series Emerging Markets Debt Fund	15,647,242	283,492	644,652	225,042	(30,430)	587,997	15,843,649	1,827,411
Fidelity Series Emerging Markets Debt Local Currency Fund	4,019,940	14,877	164,194	-	124	141,112	4,011,859	415,737
Fidelity Series Emerging Markets Fund	29,802,463	3,480,475	1,880,285	-	130,058	6,226,465	37,759,176	2,474,389
Fidelity Series Emerging Markets Opportunities Fund	122,791,382	11,398,841	10,916,792	-	712,654	28,670,268	152,656,353	4,749,731
Fidelity Series Floating Rate High Income Fund	2,077,893	47,922	114,504	37,294	(5,454)	8,105	2,013,962	232,291
Fidelity Series Government Money Market Fund	151,886,130	14,165,986	34,351,424	1,378,304	-	-	131,700,692	131,700,692
Fidelity Series Growth Company Fund	91,596,978	3,006,703	17,140,874	-	2,751,345	21,094,443	101,308,595	2,995,523
Fidelity Series High Income Fund	15,851,844	311,854	633,914	254,465	(12,472)	264,106	15,781,418	1,765,259
Fidelity Series International Credit Fund	4,053,221	34,660	13,216	34,659	978	42,773	4,118,416	483,950
Fidelity Series International Developed Markets Bond Index Fund	137,857,265	5,769,530	5,527,509	1,155,592	(223,774)	1,387,554	139,263,066	16,307,151
Fidelity Series International Growth Fund	76,463,540	303,827	8,851,400	-	516,769	10,550,371	78,983,107	3,661,711
Fidelity Series International Small Cap Fund	28,642,781	-	7,031,685	-	2,329,965	49,460	23,990,521	1,268,668
Fidelity Series International Value Fund	76,623,695	2,457,394	6,503,088	-	314,522	4,186,834	77,079,357	4,604,502
Fidelity Series Intrinsic Opportunities Fund	11,276,066	6,181	455,960	-	39,374	1,412,391	12,278,052	1,014,715
Fidelity Series Investment Grade Bond Fund	948,940,020	13,654,417	64,447,289	9,917,972	(5,979,053)	2,264,395	894,432,490	88,821,499
Fidelity Series Large Cap Stock Fund	91,212,709	1,026,884	3,764,208	-	350,383	10,878,799	99,704,567	3,377,526
Fidelity Series Large Cap Value Index Fund	26,533,996	555,717	1,335,022	-	127,202	3,530,604	29,412,497	1,388,692
Fidelity Series Long-Term Treasury Bond Index Fund	55,278,158	10,443,385	6,936,210	523,007	(2,733,524)	2,686,815	58,738,624	11,020,380
Fidelity Series Opportunistic Insights Fund	54,177,061	1,195,779	4,108,750	-	368,107	8,368,300	60,000,497	2,108,981
Fidelity Series Overseas Fund	76,679,904	752,234	8,063,003	-	217,147	8,169,213	77,755,495	4,802,687
Fidelity Series Real Estate Income Fund	2,820,176	35,896	116,960	25,252	1,972	29,355	2,770,439	273,759
Fidelity Series Select International Small Cap Fund	2,386,417	-	189,325	-	38,321	173,792	2,409,205	155,734
Fidelity Series Short-Term Credit Fund	37,787,963	541,007	1,613,268	410,139	4,919	(116,296)	36,604,325	3,671,447
Fidelity Series Small Cap Core Fund	2,455,984	701,528	105,718	90,554	7,339	413,328	3,472,461	213,822
Fidelity Series Small Cap Discovery Fund	7,018,669	190,221	700,512	84,238	66,283	1,455,834	8,030,495	610,220
Fidelity Series Small Cap Opportunities Fund	16,685,970	-	1,361,205	-	384,075	2,692,659	18,401,499	910,515
Fidelity Series Stock Selector Large Cap Value Fund	59,285,068	2,640,035	2,372,452	-	87,300	5,743,569	65,383,520	4,226,472
Fidelity Series Value Discovery Fund	53,920,263	1,951,716	2,199,837	-	117,848	5,760,798	59,550,788	3,191,361
	2,940,483,391	139,034,301	239,107,183	14,473,558	1,240,171	144,094,980	2,985,745,660

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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